OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

8.OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Long-term rental deposits	69,046	152,279
Prepayments for property, equipment and software	12,991	37,889
Prepayment for business combination	—	12,978
Others	7,306	34,940
	89,343	238,086